Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2014
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014